Basis of Presentation of the Consolidated Financial Statements - Cancom Acquisition (Details) - Cancom Ltd. € in Millions, £ in Millions	Jul. 29, 2021 GBP (£)	Jul. 29, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Consideration transferred	£ 340	€ 398